Average Annual Total Returns - PGIM Balanced Fund	A One Year	A Five Years	A Ten Years	A InceptionDate	C One Year	C Five Years	C Ten Years	C InceptionDate	R One Year	R Five Years	R Ten Years	R InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Customized Blend Index One Year		Customized Blend Index Five Years		Customized Blend Index Ten Years		Bloomberg US Aggregate Bond Index One Year	Bloomberg US Aggregate Bond Index Five Years	Bloomberg US Aggregate Bond Index Ten Years	S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years
Total	5.41%	7.88%	8.24%		7.06%	7.81%	7.83%		8.39%	8.18%	8.28%		9.11%	8.88%	8.91%		8.58%	7.52%	7.57%		5.60%	6.63%	6.87%		9.31%			7.72%	Nov. 28, 2017	14.39%	[1]	10.67%	[1]	9.51%	[1]	7.51%	4.44%	3.84%	18.40%	15.21%	13.87%

[1]	The Customized Blend Index consists of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Customized Blend Index consists of the S&P 500 Index (44%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).